Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)
Nomura Home Equity Loan, Inc.
Name of the Issuing Entity	CIK Number	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Assets Pending Repurchase or Replacement(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
(a)	(a)	(b)	(c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
				(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Type: Residential Mortgage-Backed Securities
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1	# 0001352387	X	ALLIANCE CA	55	$10,425,487.75	1.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			ALLIANCE NY	5	$1,134,770.64	0.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			ALLSTATE HOME LOANS, INC.	58	$13,540,388.24	1.38%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			ALTERNA MORTGAGE CO	24	$4,033,602.18	0.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			AMERICAN MORTGAGE EXPRESS CORP	26	$4,231,789.71	0.43%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			CAMERON FINANCIAL GROUP	16	$3,545,821.25	0.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			CHAPEL MORTGAGE	557	$110,027,530.40	11.22%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			DYNAMAX MORTGAGE, INC.	5	$1,621,051.57	0.17%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			FIRST FINANCIAL EQUITIES	4	$1,369,412.05	0.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			FIRST GUARANTY MTGE. CORP	10	$2,419,509.07	0.25%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			FREMONT INVESTMENT & LOAN	6	$783,740.48	0.08%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			FUNDING AMERICA	194	$28,129,059.75	2.87%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GATEWAY FUNDING DIVERS MTG SVC LP	20	$3,881,260.52	0.40%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			IMPAC FUNDING CORP	236	$47,712,007.62	4.87%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			INNOVATIVE MTGE CAPITAL, LLC	93	$22,476,415.60	2.29%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LEND AMERICA	49	$12,930,295.55	1.32%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LIBERTY AMERICAN MTGE CORP	244	$54,796,606.41	5.59%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MANDALAY MORTGAGE	236	$54,176,277.42	5.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MLSG, INC.	106	$21,617,078.60	2.21%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MONEYLINE LENDING SERVICES	36	$7,518,634.23	0.77%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MORTGAGE OUTLET	23	$4,262,449.13	0.43%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MORTGAGE STORE FINANCIAL, INC.	25	$5,857,385.57	0.60%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			NEW CENTURY FINANCIAL CORP	2	$235,406.81	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			NEW YORK MORTGAGE CO	41	$11,587,036.11	1.18%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			NOVASTAR MORTGAGE INC	467	$53,025,797.75	5.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			OPTION ONE MTGE CORP	2	$160,609.21	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PINNACLE DIRECT FUNDING CORP	8	$1,140,725.66	0.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PINNACLE FINANCIAL CORP	4	$729,495.50	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			QUICK LOAN FUNDING	982	$281,079,031.93	28.67%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SECURITY ATLANTIC	33	$6,946,561.98	0.71%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SILVER STATE MTG	13	$2,711,619.24	0.28%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SUNSET DIRECT LENDING LLC	1254	$182,152,738.83	18.58%	1	$100,897	0.06%	0	$0	0.00%	0	$0	0.00%	1	$100,897	0.06%	0	$0	0.00%	0	$0	0.00%
			SUPERIOR MORTGAGE SERVICES	59	$11,013,268.73	1.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			WEICHERT FINANCIAL	39	$10,437,167.51	1.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			WESTSTAR MORTGAGE INC	7	$2,371,276.37	0.24%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			WINDSOR CAPITAL MORTGAGE CORP	1	$142,500.00	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1 Total				4,940	$980,223,809.37	100.00%	1	$100,897	0.06%	0	$0	0.00%	0	$0	0.00%	1	$100,897	0.06%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3	# 0001394361	X	ALLIANCE CA	49	$13,623,684.95	1.19%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			ALLIANCE NY	2	$817,990.10	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			ALLIED MORTGAGE GROUP, INC	1	$124,109.53	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			ALLSTATE HOME LOANS, INC.	2	$394,000.00	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			AMERICAN CAPITAL FUNDING	2	$483,885.69	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			COASTAL CAPITAL CORP	1	$345,314.15	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			COLUMBIA HOME LOANS	4	$510,318.72	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			EQUIFIRST CORP	2	$378,709.99	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			FIRST NLC FINANCIAL SERVICES, LLC	9	$977,826.51	0.09%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			FIRST STREET FINANCIAL INC	147	$40,218,821.37	3.51%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			FNBN	1	$350,000.00	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			FREMONT INVESTMENT & LOAN	3	$660,003.14	0.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			FUNDING AMERICA	8	$1,450,062.91	0.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HOME LOAN MORTGAGE CORP	15	$6,703,226.67	0.59%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HORIZON DIRECT	15	$6,817,778.70	0.60%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			IMPAC FUNDING CORP	5	$1,505,401.42	0.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			INNOVATIVE MTGE CAPITAL, LLC	1	$164,634.05	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			INVESTAID CORPORATION	48	$4,803,830.44	0.42%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LIBERTY AMERICAN MTGE CORP	1	$357,177.05	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MANDALAY MORTGAGE	4	$837,634.95	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MASTER FINANCIAL	1	$166,114.46	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MERITAGE MORTGAGE CORPORATION	214	$42,328,555.03	3.70%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			METROCITIES MORTGAGE	44	$8,971,474.22	0.78%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MILLENNIUM FUNDING GROUP	10	$2,065,038.47	0.18%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MLSG, INC.	7	$1,616,041.27	0.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MORTGAGE NETWORK	1	$217,922.20	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			NOVASTAR MORTGAGE INC	2	$697,957.79	0.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			OWN IT MTGE SOLUTIONS, INC.	75	$15,806,785.60	1.38%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PEOPLES CHOICE HOME LOAN INC.	6	$648,722.82	0.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PINNACLE FINANCIAL CORP	1	$134,298.52	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PROTOFUND MORTGAGE CORP	11	$2,732,061.72	0.24%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			QUICK LOAN FUNDING	1	$260,765.54	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			QUICKEN LOANS INC	2	$194,180.41	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SOMA FINANCIAL	14	$3,272,112.12	0.29%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SUNSET DIRECT LENDING LLC	1	$81,600.00	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			UNITED FINANCIAL	1	$87,089.62	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			WELLS FARGO HOME MTGE	12	$1,878,063.92	0.16%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			WESTSTAR MORTGAGE INC	1	$297,600.00	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			RESMAE MORTGAGE CORP	4,110	$888,433,326.57	77.61%	1	$192,000	0.05%	0	$0	0.00%	0	$0	0.00%	1	$192,000	0.05%	0	$0	0.00%	0	$0	0.00%
			WMC	458	$93,388,644.30	8.16%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2007-3 Total				5,292	$1,144,802,764.92	100.00%	1	$192,000	0.05%	0	$0	0.00%	0	$0	0.00%	1	$192,000	0.05%	0	$0	0.00%	0	$0	0.00%

Grand Total				10,232	$2,125,026,574.29	100.00%	2	$292,897	0.05%	0	$0	0.00%	0	$0	0.00%	2	$292,897	0.05%	0	$0	0.00%	0	$0	0.00%

Footnotes:

(1) While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the "Reportable Information") we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the "Demand Entities") are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

(2) In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time, or the balance as of the date of the last payment made by the obligor if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which the demand is in dispute. If a demand has been rejected, it will not be considered to be in dispute absent a subsequent communication or other indication that the demand remains in dispute.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.

For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject to a demand to repurchase may be listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent activity or status during the reporting period.